SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Schedule of property, plant and equipment, depreciation, estimated lives

Buildings and plant	30	years
Machinery and equipment	15	years
Furniture, fixtures and equipment	3-10	years
Motor vehicles	6	years

Schedule of disaggregation revenue

	Year ended December 31,
	2021	2022	2023
Domestic sales	$1,678,793	$4,608,350	$2,279,756
Export sales	—	—	27,939
Total	1,678,793	4,608,350	2,307,695

Schedule of share-based compensation expenses

	Year ended December 31,
	2021	2022	2023
Selling, general and administrative expenses	$8,389	$299,346	$121,115
Cost of revenues	1,586	7,739	20,307
Research and development expenses	102	362	496
Property, plant and equipment, net	—	5,383	7,840
Inventories	—	2,143	—
Total	$10,077	$314,973	$149,758